Related Parties (Tables)	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Right of Use Assets and Lease Liabilities under ASC 842	As of September 30, 2021 and December 31, 2020, under ASC 842, the Company had the following in the condensed consolidated balance sheet:

	As of September 30, 2021		As of December 31, 2020
	Operating	Finance	Operating	Finance

	(dollars in thousands)		(dollars in thousands)
Right-of-use assets, net	$6,116	$2,080	$12,003	$3,425
Lease liabilities:
Lease liabilities—current portion	725	207	1,539	281
Lease liabilities	5,790	2,184	11,083	3,500

Total related parties lease liabilities	$6,515	$2,391	$12,622	$3,781